WARRANTS	12 Months Ended
Dec. 31, 2021
WARRANTS
WARRANTS

NOTE 9. - WARRANTS

            On November 3, 2021, as additional consideration for the convertible promissory note financing (Note 6), the Company issued the Mast Hill Fund, L.P. (the “Lender”) a 5-year warrant to purchase 1,400,000 shares of Company common stock at a fixed price of $0.16 per share, subject to price adjustments for certain actions, including dilutive issuances. The Company has granted the Lender customary “piggy-back” registration rights with respect to the shares issuable upon conversion of the promissory note and exercise of the warrant. No material relationship exists between the Company or its affiliates and Lender, other than in respect of the Loan. The Company evaluated the terms of the warrant under ASC 480 and ASC 815 and determined that they were to be treated as equity instruments. The value of the warrant (calculated using the Black-Scholes option pricing model to determine the estimated fair value of the warrant) of approximately $181,900 will be amortized to interest expense over the life of the Promissory Note and is recorded as a discount to the promissory note (Note 6).

            On November 3, 2021, J.H. Darbie & Co., Inc., a registered broker-dealer, acted as a finder in connection with the same convertible promissory note and was paid a cash fee of $20,160 and issued a 5-year warrant to purchase 160,125 shares of Company common stock at a fixed price of $0.192 per share, subject to price adjustments for certain actions, including dilutive issuances. The Company has granted the Finder customary “piggy-back” registration rights with respect to the shares issuable upon exercise of the warrant. The Company evaluated the terms of the warrant under ASC 480 and ASC 815 and determined that they were to be treated as equity instruments. The value of the warrant (calculated using the Black-Scholes option pricing model to determine the estimated fair value of the warrant) of approximately $20,200 will be amortized to interest expense over the life of the Promissory Note and is recorded as a discount to the promissory note (Note 6).